Stock-Based Compensation - Additional Information (Detail)		3 Months Ended		12 Months Ended
	Jan. 16, 2020 shares	Sep. 30, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 CAD ($) plan $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($) $ / shares shares	Jun. 29, 2018 $ / shares	Sep. 01, 2015	Apr. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of plans | plan				2
Weighted-average exercise price, granted (in dollars per share) | $ / shares				$ 20.76	$ 20.70		$ 20.50
Shares granted (in shares)				0	(1,450,880)
Expiration period				7 years
Compensation expenses | $				$ 1,000,000	$ 1,000,000
Unrecognized compensation expense | $			$ 1,000,000	$ 0	$ 1,000,000
Vesting period					3 years
Number of shares modified (in shares)				706,070
Number of shares exercised (in shares)				302,520.00000
Management Employee Share Ownership Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares						6.00%
Lowest percentage of participant's salary towards purchasing common shares						1.00%
Employer matching contribution, percent of match						50.00%
Maximum amount contributed by employer | $						$ 25,000
Society Employee Share Ownership Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares						4.00%
Lowest percentage of participant's salary towards purchasing common shares						1.00%
Employer matching contribution, percent of match						25.00%
Employee Share Ownership Plan (ESOP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contribution under the plan | $				$ 2,000,000	$ 2,000,000
PWU Share Grant Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares										2.70%
Weighted-average exercise price, granted (in dollars per share) | $ / shares				$ 20.50
Shares granted (in shares)							(3,979,062)
PWU Share Grant Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period				35 years
Aggregate number of common shares issuable under the plan (in shares)				3,981,763
Society Share Grant Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Highest percentage of participant's salary towards purchasing common shares									2.00%
Weighted-average exercise price, granted (in dollars per share) | $ / shares				$ 20.50
Shares granted (in shares)							(1,433,292)
Society Share Grant Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period				35 years
Aggregate number of common shares issuable under the plan (in shares)				1,434,686
Share Grant Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average exercise price, granted (in dollars per share) | $ / shares				$ 0.00	$ 0.00
Shares granted (in shares)				(462,942)	(481,460)
Fair value of shares granted | $							$ 111,000,000
Compensation expenses | $				$ 9,000,000	$ 12,000,000
Directors' Deferred Share Units Plan [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses | $			5,000,000	$ 1,000,000	$ 1,000,000
Number of shares settled (in shares)				24,015	222,768
Liability related to share based compensation | $			1,000,000	$ 1,000,000	$ 1,000,000
Closing share price of common shares (in dollars per share) | $ / shares								$ 20.04
Management Deferred Share Units Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
DSU value equivalent to common shares (in shares)				1
Liability related to share based compensation | $			$ 2,000,000	$ 1,000,000	2,000,000
Management Deferred Share Units Plan [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses | $				$ 1,000,000	1,000,000
Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of common shares issuable under the plan (in shares)				11,900,000
Compensation expenses | $				$ 9,000,000	15,000,000
Grant date total fair value of awards | $				$ 0	$ 16,000,000
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares settled (in shares)				201,910	238,030
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares settled (in shares)				58,620	158,310
Performance Stock Units And Restricted Stock Units [Member] | Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expenses | $		$ 3,000,000		$ 5,000,000
Hydro One Limited [Member] | Directors' Deferred Share Units Plan [Member] | Deferred Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing share price of common shares (in dollars per share) | $ / shares				$ 25.08
Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares exercised (in shares)	117,980